Summary of material accounting policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Share-based payment arrangement, life of other equity instruments (in years)	3 years
Employee share purchase plan, maximum employee contribution, percentage of base salary	10.00%
Employee share purchase plan, employer match, percentage of contribution	25.00%
Royal Gold Inc
Statement Line Items [Line Items]
Streaming arrangement, percentage of gold produced delivered to counterparty		35.00%
Streaming arrangement, percentage of copper produced delivered to counterparty		18.75%
Streaming arrangement, price received for gold delivered to counterparty, (in dollars per ounce)		$ 435
Streaming arrangement, price received for copper delivered to counterparty, percentage of spot price per metric tonne		15.00%
Bottom of range
Statement Line Items [Line Items]
Share based payment arrangement, adjustment factor for vesting performance share units	0
Bottom of range | Royal Gold Inc
Statement Line Items [Line Items]
Streaming arrangement, provisional prices finalized, period after delivery to customer (in months)		1 month
Top of range | Royal Gold Inc
Statement Line Items [Line Items]
Streaming arrangement, provisional prices finalized, period after delivery to customer (in months)		4 months
Employee stock option plan
Statement Line Items [Line Items]
Vesting period	3 years
Percent to vest each anniversary	0.33
Long Term Incentive Plan
Statement Line Items [Line Items]
Vesting period	3 years
Percent to vest	1
Executive restricted share units
Statement Line Items [Line Items]
Vesting period	3 years
Percent to vest each anniversary	0.33
Performance share units vesting end of year 2
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Performance share units vesting end of year 3
Statement Line Items [Line Items]
Percentage of share-based payment arrangement to vest	50.00%
Restricted share units, legacy plans
Statement Line Items [Line Items]
Percent to vest each anniversary	0.50
Percent of share-based payment arrangement awards matched	50.00%
Restricted share units, long term incentive plans
Statement Line Items [Line Items]
Vesting period	3 years
Percent to vest each anniversary	0.33